Business Combinations and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Consideration Transferred by GSAH
The following table summarizes the consideration transferred by GSAH:

Cash consideration paid by GSAH	$1,310.0
Cash repayment of existing Mirion TopCo third-party debt	903.6
Reimbursement of Mirion TopCo transaction costs	11.7

Cash consideration paid by GSAH	$2,225.3
Shares issued to Mirion TopCo sellers at fair value (1)	407.0

Total consideration transferred	$2,632.3

(1)	A total of 30,401,902 shares of Class A common stock were issued to the Sellers at fair value and recognition of noncontrolling interests for 8,560,540 shares Class B common stock at the Closing.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the provisional total business enterprise value, comprised of the preliminary fair value of net assets acquired for the Business Combination. The estimated fair values of all assets acquired and liabilities assumed in the acquisition are provisional and may be revised as a result of additional information obtained during the measurement period of up to one year from the acquisition date, including but not limited to valuation of tax accounts, property, plant and equipment and intangible assets.

	Mirion TopCo
Date of acquisition	October 20, 2021
Segment	Medical	Industrial	Corporate	Total
Goodwill (1)	$675.2	$963.8	$—	$1,639.0
Customer relationships (2)	152.7	186.1	—	338.8
Developed technology (3)	66.3	168.3	—	234.6
Tradenames (4)	36.8	63.7	—	100.5
Distributor relationships (5)	52.5	8.6	—	61.1
Backlog (6)	17.7	63.8	—	81.5
Non-compete agreements (7)	4.5	—	—	4.5

Amortizable intangible assets	$330.5	$490.5	$—	$821.0
Cash	7.8	39.5	54.6	101.9
Accounts receivable	44.0	70.3	—	114.3
Cost in excess of billings	—	63.6	—	63.6
Inventory	25.1	119.5	—	144.6
Property, Plant and Equipment	52.6	72.7	1.1	126.4
Other current and non-current assets	5.8	13.2	5.3	24.3
Right of use assets	22.3	20.1	0.9	43.3
Other non-current assets	8.0	9.0	—	17.0
Current liabilities	(31.9)	(82.7)	(33.7)	(148.3)
Current lease liability	(4.1)	(4.4)	(0.3)	(8.8)
Deferred contract revenue	(34.7)	(24.2)	—	(58.9)
Notes payable assumed	(1.8)	(1.1)	—	(2.9)
Other long-term liabilities	(70.6)	(147.7)	(23.8)	(242.1)
Minority interest	—	(2.0)	(0.1)	(2.1)

Net tangible assets acquired	$22.5	$145.8	$4.0	$172.3

Purchase consideration				2,632.3
Less: cash acquired				(101.9)
GAAP purchase consideration, net of cash acquired				$2,530.4

(1)
The goodwill of $1,639.0 million represents the excess of the gross consideration transferred over the fair value of the underlying net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of the strong market position and the assembled workforce of Mirion TopCo. A portion of the goodwill recognized is expected to be deductible for income tax purposes. The purchase price allocation has not been finalized. We expect to finalize the valuation report and complete the purchase price allocation no later than one-year
from the acquisition date.

(2)	The useful life for customer relationships ranges from 6 to 13 years.
(3)	The useful life for developed technology ranges from 5 to 16 years.
(4)	The useful life for tradenames is 10 years.
(5)	The useful life for distributor relationships ranges from 7 to 13 years.
(6)	The useful life for backlog ranges from 1 to 4 years.
(7)	The useful life for non-compete agreements is 1 year.

The following table summarizes the provisional total business enterprise value, comprised of the preliminary fair value of net assets acquired for the CIRS acquisition. The estimated fair values of all assets acquired and liabilities assumed in the acquisition are provisional and may be revised as a result of additional information obtained during the measurement period of up to one year from the acquisition date, including but not limited to valuation of tax accounts, property, plant and equipment and intangible assets.

(in millions)	CIRS
Date of acquisition	December 1, 2021
Segment	Medical
Goodwill	$35.0
Developed technology (1)	19.2
Customer relationships (2)	1.6
Tradenames (3)	0.4
Backlog (4)	0.6

Amortizable intangible assets	$21.8
Cash	1.0
Accounts receivable	1.6
Inventory	2.0
Property, Plant and Equipment	0.4
Operating ROU assets	3.8
Current lease liabilities	(0.5)
Other long-term liabilities	(10.0)
Net tangible assets acquired	$(1.7)

Purchase consideration	55.1
Less: cash acquired	(1.0)

GAAP purchase consideration, net of cash acquired	$54.1
Acquiree revenue post acquisition through the period ended December 31, 2021	$1.5
Acquiree income (loss) from operations post acquisition through the period ended December 31, 2021	$(0.1)

(1)	The useful life for developed technology is 5 years.
(2)	The useful life for customer relationships is 7 years.
(3)	The useful life for tradenames is 3 years.
(4)	The useful life for backlog is 2 years.
The following summarizes the fair value of assets acquired and liabilities assumed for the Biodex and SNC acquisitions during the year ended June 30, 2021 (in millions):

	Predecessor
	Biodex	SNC
Date of acquisition	September 1, 2020	December 18, 2020
Segment	Medical	Medical
Goodwill	$11.1	$130.2
Customer relationships (1)	2.3	59.5
Tradenames (2)	1.4	12.0
Non-Compete Agreements (3)	0.3	7.5
Developed Technology (4)	2.6	46.5

Amortizable intangible assets	$6.6	$125.5
Cash	4.1	18.8
Accounts receivable	4.0	24.0
Inventory	6.4	13.9
Property, Plant and Equipment	1.0	5.9
Other current and non-current assets	0.6	8.0
Current liabilities	(2.6)	(9.3)
Deferred contract revenue	(0.2)	(6.5)
Other long-term liabilities	—	(33.6)

Net tangible assets acquired	$13.3	$21.2

Purchase consideration (5)	31.0	276.9
Less: cash acquired	(4.1)	(18.8)

GAAP purchase consideration, net of cash acquired	$26.9	$258.1
Acquiree revenue post acquisition through the period ended June 30, 2021	$32.6	$48.9
Acquiree income (loss) from operations post acquisition through the period ended June 30, 2021	$0.7	$(5.5)

The following useful lives were used for the initial acquisition and were all reassessed in connection with the Business Combination:

(1)	The useful life for customer relationships ranges from 10 to 11 years.
(2)	The useful life for tradenames is 7 years.
(3)	The useful life for non-compete agreements ranges from 2 to 3 years.
(4)	The useful life for developed technology ranges from 7 to 10 years.
(5)	Biodex purchase consideration consisted of cash. SNC purchase consideration consisted of $261.9 million cash and $15.0 million of deferred consideration paid in February 2021.

Schedule of Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information presents the Company’s results of operations for the years ended December 31, 2021 and June 30, 2021 to illustrate the estimated effects of the acquisition of Mirion as if it had occurred on July 1, 2020. The pro forma financial information is presented for comparative purposes only and is not necessarily indicative of the Company’s operating results that may have actually occurred had the acquisition of Mirion had been completed on July 1, 2020. The unaudited pro forma financial information does not reflect the expected realization of any anticipated cost savings, operating efficiencies, or other synergies that may have been associated with the acquisition.

(amounts in millions)	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021
Total revenues	$154.1	$168.0	$611.6
Net income (loss)	$(5.2)	$(56.3)	$(192.1)
Net income (loss) attributable to Mirion Technologies, Inc. stockholders	$(3.6)	$(54.0)	$(184.2)

(amounts in millions)	Years ended June 30,
	2021	2020
Total revenues	$670.9	$598.7
Net loss	(142.9)	(239.2)
Net loss attributable to Mirion TopCo stockholders	(127.9)	(158.3)

Summary of Company's Acquisition Activity
The following briefly describes the Company’s acquisition activity subsequent to the Business Combination and prior to December 31, 2021.

Year Ended December 31,	Company Name	Description of the Business	Description of the Acquisition
2021	CIRS	Computerized Imaging Reference Systems, Inc. (“CIRS”) is a U.S.-based company which specializes in design, development, and commercialization of tissue equivalent medical imaging and radiation therapy phantoms.	On December 1, 2021, the Company acquired 100% of the equity interest for approximately $55.1 million, subject to final closing statement balances.
2021	Safeline	Safeline Monitors Systems LLC is a U.S.-based provider of dosimetry services which will increase the U.S. footprint of	On December 1, 2021, the Company acquired 100% of the member equity interest for approximately $1.5 million,

Year Ended December 31,	Company Name	Description of the Business	Description of the Acquisition
		Mirion’s industry-leading dosimetry product offerings.	which includes a $0.5 million contingent consideration, based on actual revenues from existing customers for 6 months subsequent to the transaction date.
2021	CHP	CHP Dosimetry is a U.S.-based provider of dosimetry services which will increase the U.S. footprint of Mirion’s industry-leading dosimetry product offerings.	On November 1, 2021, the Company acquired 100% of the assets for approximately $2.5 million, subject to final closing statement balances.
The following briefly describes the Company’s acquisition activity prior to the Business Combination for the Predecessor Periods ended October 19, 2021 and fiscal years ended June 30, 2021, 2020, and 2019.

Predecessor Periods ended October 19, 2021	Company Name	Description of the Business	Description of the Acquisition
2021	Dosimetry Badge	Dosimetry Badge is a U.S.-based provider of dosimetry services which will increase the U.S. footprint of Mirion’s industry-leading dosimetry product offerings.	On September 1, 2021 the Company acquired 100% of the assets for approximately $1.8 million, which includes a $0.8 million earn-out,
based on revenues from existing customers for 12 months subsequent to the transaction date.

Year Ended June 30,	Company Name	Description of the Business	Description of the Acquisition
2021	Sun Nuclear	Sun Nuclear Corporation (“SNC” or “Sun Nuclear”) is a provider in radiation oncology quality assurance, delivering patient safety solutions for diagnostic imaging and radiation therapy centers around the world.	On December 18, 2020, the Company acquired 100% of the equity interest for approximately $258.1 million of purchase consideration, net of cash acquired.

2021	Dosimetrics	Dosimetrics is a provider in the development and production of OSL personal radiation dosimeters and dosimetry solutions, including readers, erasers, software, accessories, and automation systems.	On December 1, 2020, the Company acquired 100% of the equity interest for approximately $3.0 million of purchase consideration, net of cash acquired.

2021	Biodex	Biodex is a manufacturer and distributor of medical devices and related replacement parts for physical and nuclear medicine, as well as medical imaging applications located in the United States.	On September 1, 2020, the Company acquired 100% of the equity interest for approximately $26.9 million of purchase consideration, net of cash acquired.

2020	AWST	AWST is a provider of calibration and measurement technologies for radiation medicine applications.	On March 31, 2020, the Company acquired 100% of the equity interest for approximately €24.5 million (or $26.9 million) of purchase consideration.

2020	Selmic	Selmic is an electronic component manufacturer of sensors, modules, and devices serving in automotive, transportation, medical, security, defense, and telecom industries.	On October 31, 2019, the Company acquired 100% of the equity interest for approximately €9.1 million (or $10.2 million) of purchase consideration.

Year Ended June 30,	Company Name	Description of the Business	Description of the Acquisition

2020	Premium Analyse	Premium Analyse is a provider in the radioactive gas detection market and measurement of tritium.	On July 19, 2019, the Company acquired 100% of the equity interest for approximately €7.9 million ($8.9 million) of purchase consideration.

2020	Capintec	Capintec is a provider of calibration and measurement technologies for nuclear medicine applications. Capintec provides solutions for applications in nuclear medicine, nuclear cardiology, oncology, endocrinology, diagnostic radiology, and radiation therapy.	On July 9, 2019, the Company acquired 100% of the equity interest for approximately $14.5 million of purchase consideration.

2019	NRG Dosimetry Services Group	NRG Dosimetry Services Group is a provider of dosimetry services in the Netherlands.	On October 31, 2018, the Company acquired 100% of the equity interest for approximately €7.8 million (or $9.1 million) of purchase consideration